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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Mark A. Boyar           New York, New York     May 6, 2013
   -------------------------------    ------------------    -------------
             [Signature]                 [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 59
                                        --------------------

Form 13F Information Table Value Total: $98,887
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
            ITEM 1               ITEM 2     ITEM 3   ITEM 4      ITEM 5            ITEM 6   ITEM 7          ITEM 8
------------------------------  --------  ---------  -------  -------------        -------  ------  ----------------------
                                                                                                       VOTING AUTHORITY
                                TITLE OF              VALUE    SH/PRN   SH/  PUT/  INVSTMT  OTHER
            ISSUER               CLASS      CUSIP    (x1000)   AMOUNT   PRN  CALL  DISCRTN   MGRS     SOLE    SHARED  NONE
Altria Group Inc                  COM     02209s103   204        5,920   SH         Sole               5,920
AMC Networks Inc Cl A             COM     00164v103   812       12,848   SH         Sole              12,848
American Express Co               COM     025816109   532        7,884   SH         Sole               7,884
Ameriprise Financial Inc          COM     03076c106   3008      40,838   SH         Sole              40,838
Bank of America Corporation       COM     060505104   1992     163,560   SH         Sole             163,560
Bank of New York Mellon Corp      COM     064058100   2355      84,153   SH         Sole              84,153
Bristol-Myers Squibb Co           COM     110122108   2468      59,909   SH         Sole              59,909
Broadridge Financial Solutions    COM     11133t103   358       14,428   SH         Sole              14,428
Cablevision Systems Corp Cl A     COM     12686c109   1093      73,030   SH         Sole              73,030
Callaway Golf Co                  COM     131193104    98       14,765   SH         Sole              14,765
Campbell Soup Co                  COM     134429109   2355      51,907   SH         Sole              51,907
Carnival Corp                     COM     143658300   1174      34,218   SH         Sole              34,218
Cisco Systems Inc                 COM     17275r102   1147      54,917   SH         Sole              54,917
Citigroup Inc                     COM     172967424   1706      38,560   SH         Sole              38,560
Clorox Co                         COM     189054109   2917      32,950   SH         Sole              32,950
Comcast Corp Cl A Spl             COM     20030n200   2503      63,184   SH         Sole              63,184
CVS Caremark Corporation          COM     126650100   691       12,570   SH         Sole              12,570
Dell Inc                          COM     24702r101   575       40,105   SH         Sole              40,105
Diebold Inc                       COM     253651103   546       18,005   SH         Sole              18,005
Disney Walt Co Disney             COM     254687106   2175      38,293   SH         Sole              38,293
Dole Food Co Inc                  COM     256603101   1849     169,600   SH         Sole             169,600
Energizer Holdings Inc            COM     29266r108   2624      26,313   SH         Sole              26,313
General Electric Co               COM     369604103   2099      90,802   SH         Sole              90,802
Hanesbrands Inc                   COM     410345102   2425      53,230   SH         Sole              53,230
Heinz H J Co                      COM     423074103   2972      41,130   SH         Sole              41,130
Home Depot Inc                    COM     437076102   4224      60,538   SH         Sole              60,538
Intel Corp                        COM     458140100   1532      70,145   SH         Sole              70,145
International Business Machine    COM     459200101   282        1,322   SH         Sole               1,322
International Speedway Corp Cl    COM     460335201   587       17,950   SH         Sole              17,950
Interval Leisure Group Inc        COM     46113m108   1059      48,700   SH         Sole              48,700
Johnson & Johnson                 COM     478160104   2164      26,536   SH         Sole              26,536
JPMorgan Chase & Co               COM     46625h100   3724      78,458   SH         Sole              78,458
Kimberly Clark Corp               COM     494368103   402        4,100   SH         Sole               4,100
Kraft Foods Group Inc             COM     50076q106   1687      32,730   SH         Sole              32,730
Laboratory Corp America Holdin    COM     50540r409   377        4,185   SH         Sole               4,185
Madison Square Garden Inc Cl A    COM     55826p100   3209      55,718   SH         Sole              55,718
Marriott Intl Inc Cl A            COM     571903202   1425      33,735   SH         Sole              33,735
Meredith Corp                     COM     589433101   2405      62,853   SH         Sole              62,853
MGM Resorts International         COM     552953101   435       33,057   SH         Sole              33,057
Microsoft Corp                    COM     594918104   3333     116,515   SH         Sole             116,515
Molson Coors Brewing Co Cl B      COM     60871r209   1869      38,199   SH         Sole              38,199
Mondelez Intl Inc Cl A            COM     609207105   2755      89,992   SH         Sole              89,992
NASDAQ OMX Group Inc              COM     631103108   547       16,925   SH         Sole              16,925
Pfizer Inc                        COM     717081103   5198     180,101   SH         Sole             180,101
Reis Inc                          COM     75936p105   443       28,500   SH         Sole              28,500
Saks Inc                          COM     79377w108   958       83,550   SH         Sole              83,550
Scotts Miracle-Gro Co Cl A        COM     810186106   1354      31,322   SH         Sole              31,322
Sysco Corp                        COM     871829107   1567      44,541   SH         Sole              44,541
Time Warner Inc                   COM     887317303   3375      58,576   SH         Sole              58,576
Travelers Companies Inc           COM     89417e109   4778      56,752   SH         Sole              56,752
Trinity Pl Holdings Inc           COM     89656d101    84       19,400   SH         Sole              19,400
United Parcel Service Inc Cl B    COM     911312106   2455      28,577   SH         Sole              28,577
Verizon Communications Inc        COM     92343v104   640       13,012   SH         Sole              13,012
Viggle Inc                        COM     92672v105    31       35,000   SH         Sole              35,000
Waste Management Inc              COM     94106l109   466       11,883   SH         Sole              11,883
Wendys Co                         COM     95058w100   2487     438,258   SH         Sole             438,258
Western Union Co                  COM     959802109   1093      72,698   SH         Sole              72,698
XO Group Inc                      COM     983772104   150       14,958   SH         Sole              14,958
Yahoo Inc                         COM     984332106   1114      47,350   SH         Sole              47,350